Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
Transactions and balances with related parties
20.	Transactions and balances with related parties

a.	Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2025	2024	2023

Holding company
Interest income	61,316	77,681	79,473

Management staff
Administrative services expenditures	11,538	65,889	133,970

Other related parties
Sales	322,365	332,505	631,770
Purchases	750,558	226,007	220,884
Direct short-term benefits (*)	82,139	63,100	113,773

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

b.	Balances receivable from and payable to related parties are as follows:

	December 31,
	2025	2024
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$62,055	$62,055
Cía. Laminadora Vista Hermosa, S.A. de C.V.	696	628
Operadora Compañía Mexicana de Tubos, S.A. de C.V.	764	873
Compañia Sideúrgica del Golfo, S.A. de C.V.	16,838	0
Cía. Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V.	1,402	4,784
Operadora Construalco, S.A. de C.V.	642	554
Aceros y Laminados Sigosa, S.A. de C.V.	1,638	1,638
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Compañia Manufacturera de Tubos, S.A. de C.V.	960	0
Joist del Golfo, S.A. de C.V.	2,347	2,347
Holding Protel, S.A. de C.V.	3	3
Aceros CH, S.A. de C.V.	255	214
Operadora Laminadora Vista Hermosa, S.A. de C.V.	3,605	3,573
Siderúrgicos del Golfo, S.A. de C.V.	378	213
Perfiles Comerciales Sigosa, S.A. de C.V.	31,822	31,822
Pytsa Industrial de Mexico, S.A. de C.V.	438	0
Tuberias y Laminados la Mexicana, S.A. de C.V.	74	0
Acertem, S.A. de C.V.	785	785
Servicios Estructurales, S.A. de C.V.	75	5,512
Tuberias Procarsa, S.A. de C.V.	78	0
Otos	1	589
	$129,468	$120,202
	December 31,
	2025	2024
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$1,210,078	$1,134,678
Perfiles Comerciales Sigosa, S.A. de C.V.	170,562	125,612
	$1,380,640	$1,260,290
Total, long-term	$2,028,921	$1,908,571

The account receivable with Industrias CH, S.A.B. de C.V. corresponds mainly to ISR balances to be recovered, due to the fact that some companies consolidated ISR for tax purposes until 2013 with this company.

Loans:

The amount of $1,210,078 corresponds to a loan denominated in USD, translated into pesos in the amount of $710,851, plus accrued interest to date and the corresponding VAT on such interest.

As of December 31, 2025 and 2024, there is a balance pending collection derived from loan interest with Perfiles Comerciales Sigosa, S.A. of C.V. for $ 170,562 and $125,612 respectively.

	December 31,
	2025	2024
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$4,136	$4,171
Industrias CH, S.A.B. de C.V.	220,431	214,671
Perfiles Comeciales Sigosa, S.A. de C.V.	4,913	6,914
Holding Protel, S.A. de C.V.	368	368
Compañia Laminadora Vista Hermosa, S.A. de C.V.	0	706
Operadora Perfiles Sigosa, S.A. de C.V.	6,193	9,662
Operadora Pytsa Industrial, S.A. de C.V.	8,035	9,846
Compañía Industrial Mexicana, S.A. de C.V.	578	578
Compañia Manufacturera de Tubos, S.A. de C.V.	8,292	9,059
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	6,342	6,975
Compañia Siderúrgica del Golfo, S.A. de C.V.	23,857	0
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	595
Industrias Procarsa, S.A. de C.V.	122	156
Compañia Laminadora Vist Hermosa, S.A. de C.V.	966	0
Operadora Construalco, S.A. de C.V.	497	0
Ferrovisa, S.A. de C.V.	945	486
Other	413	402
	$286,683	$264,589

These balances correspond to accounts payable for services and/or purchases of finished products specific to your activity.

Loans from related parties:
Operadora de Perfiles Sigosa, S.A. de C.V.	$3,176,888	$3,175,742
	$3,176,888	$3,175,742
	$3,463,571	$3,440,331

This balance corresponds to a current account loan granted by Operadora de Perfiles Sigosa, S.A. de C.V. (Sigosa), to be invested in Treasury Bonds; the interest derived from said investment upon expiration thereof, will be delivered to Sigosa.